Schedule of Investments (unaudited) March 31, 2020	iShares Short-Term TIPS Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 98.7%
U.S. Treasury Inflation Protected Security:
0.13%, 04/15/20	$1,391	$1,392,666
1.25%, 07/15/20	1,121	1,110,568
1.13%, 01/15/21	1,148	1,137,043
0.13%, 04/15/21	1,116	1,094,073
0.63%, 07/15/21	1,236	1,224,320
0.13%, 01/15/22	1,287	1,269,499
0.13%, 04/15/22	1,370	1,351,408
0.13%, 07/15/22	1,352	1,338,954
0.13%, 01/15/23	1,796	1,774,364
0.63%, 04/15/23	1,403	1,413,674
0.38%, 07/15/23	972	977,621
0.63%, 01/15/24	986	1,002,166
0.50%, 04/15/24	1,038	1,053,056
0.13%, 07/15/24	1,445	1,447,874
0.13%, 10/15/24	954	965,705
0.25%, 01/15/25	1,873	1,889,931
0.63%, 01/15/26	109	112,124

Total Long-Term Investments — 98.7% (Cost — $20,675,222)		20,555,046

Security	Shares	Value

Short-Term Securities — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)(b)	124,331	$124,331

Total Short-Term Securities — 0.6% (Cost — $124,331)		124,331

Total Investments — 99.3% (Cost — $20,799,553)		20,679,377

Other Assets Less Liabilities — 0.7%		140,901

Net Assets — 100.0%		$20,820,278

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	918,350	—	(794,019	)(b)	124,331	$124,331	$1,222	(c)	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) March 31, 2020	iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Treasury Obligations	$—	$20,555,046	$—	$20,555,046
Short-Term Securities	124,331	—	—	124,331

	$124,331	$20,555,046	$—	$20,679,377

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